Statement of Operations (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 323,412	$ 42,254
Cost of goods sold	278,205	56,859
Gross margin (deficit)	45,207	(14,605)
Operating expenses:
Research and development	542,492	178,938
Sales and marketing	329,218	232,411
General and administrative	3,753,742	1,036,566
Total operating expenses	4,625,452	1,447,915
Operating loss	(4,580,245)	(1,462,520)
Interest Expense	(19,692)	(18,384)
Other income	1,505	0
Foreign currency loss	(3,071)	(3,211)
Net loss	$ (4,601,503)	$ (1,484,115)
Net loss per share - basic and diluted	$ (0.18)	$ (0.09)
Weighted average shares outstanding - basic and diluted	25,370,626	16,873,903